8. Capital Lease: Schedule of Future Minimum Lease Payments for Capital Leases (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Future Minimum Lease Payments for Capital Leases
Year Ending June 30,
2014	$20.519
2015	17,167
2016	17,167
Total minimum lease payments	$54,853
Less amount representing interest	(1,742)
Present value of net minimum lease payments	$53,111